TAXES ON INCOME (TAX BENEFIT) (Details Textual) (USD $)	12 Months Ended			24 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Benefit Expenses [Line Items]
Aggregate Dividends Distributed In Last 2 years ending Dec 31 2012				$ 17,500,000
Tax paid for exempt earnings for future dividends		700,000
Amount Released For Future Dividends		12,200,000
Amount Of Earnings For Which Deferred Taxes Not Provided	16,300,000
Potential Tax Liability	2,400,000
Additional Taxes On Dividends Distribution from subsidiaries	800,000
Income Tax Benefit Description	In 2011, new legislation amending to the Investment Law was adopted (the “2011-Amendment”). Under the 2011 Amendment, a uniform corporate tax rate will apply to all qualifying income of qualifying “Industrial Companies” (requirement of a minimum export of 25% of the company's total turnover) which are deemed Preferred Enterprises, as opposed to the benefits under the previous language of the Investment Law, which were limited to income from Approved Enterprises or Privileged Enterprises during their benefits period. Under the 2011-Amendment, the uniform tax rate during 2011-2012 was 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel, in 2013 7% and 12.5%, respectively, and from 2014, 9% and 16%, respectively. The profits of these Industrial Companies can be distributable as dividends without any additional taxation to the distributing company, subject to a 15% withholding tax, and 20% withholding tax for distributions occurring after January 1, 2014 (or a lower rate, under an applicable tax treaty). According to the 2011-Amendment, a company could not apply for a Privileged Enterprise plan after December 31, 2012. Under the transition provisions of the 2011-Amendment, a company may irrevocably elect to implement the provisions of the 2011-Amendment by waiving its benefits provided under the Investment Law as an Approved Enterprise or Privileged Enterprise, or, alternatively, remain subject to the benefits provided by those plans until their expiration. In 2013, the Company filed its election to transition to the Preferred Enterprise status under the 2011-Amendment, and waived its remaining benefits under the previous Privileged Enterprise programs. The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the Investment Law, regulations published thereunder and the Letters of Approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest. Income not eligible for Investment Law benefits mentioned above was subject to the standard corporate income tax rate of 26.5% in 2014 and 25% in 2013.	Part of the Company's investment programs in equipment received approvals ("Approved Enterprise" status) in accordance with the Investment Law. The Company elected to receive its benefits through the "Alternative Benefits" track, and, as such, was eligible for various benefits such as a full tax exemption on undistributed income in relation to income derived from the first program for a period of 2 years, and for the second and third programs for a period of 4 years, and a 25% tax rate on its income for an additional period of up to 5 years for the first program, and 3 years for the second and third programs, commencing with the date on which taxable income is first earned but not later than certain dates. In the case of foreign investment of more than 25%, the tax benefits were extended to 10 years, and in the case of foreign investment ranging from 49% to 100%, the tax rate was reduced on a sliding scale to 10%. An additional benefit included accelerated depreciation of fixed assets used in the investment program. The benefits were subject to the fulfillment of the conditions of the letter of approval received from the Investment Center. The first, second and third programs’ benefit periods have expired. In 2005, an amendment to the Investment Law came into effect (the “2005-Amendment"), which significantly changed the provisions of the Investment Law. The “2005-Amendment” enabled companies to obtain the benefits on a self-assessment basis without applying for a Letter of Approval from the Investment Center. The 2005-Amendment also limited the scope of enterprises which may be eligible for a “Privileged Enterprise” status by setting criteria for the qualification of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise's income are derived from export. However, the Investment Law provided that terms and benefits included in any letter of approval previously granted remain subject to the provisions of the Investment Law as it were on the date of such letter of approval. Therefore, companies with Approved Enterprise programs were generally not subject to the provisions of the Amendment on those programs. As a result of the “2005-Amendment”, tax-exempt income generated under the provisions of the Privileged Enterprise, will subject the Company to taxes upon distribution or liquidation. In 2006, 2007 and 2008 the Company received approval as a Privileged Enterprise under the 2005-Amendment to its Fourth, Fifth and Sixth plans, respectively. The Company generated exempt income for all plans as a Privileged Enterprise starting in 2011 and throughout 2012. Following the Company’s election in 2013 to become a Preferred Enterprise under the 2011-Amendment, as described below, these plans no longer apply.	Part of the Company's investment programs in equipment received approvals ("Approved Enterprise" status) in accordance with the Investment Law. The Company elected to receive its benefits through the "Alternative Benefits" track, and, as such, was eligible for various benefits such as a full tax exemption on undistributed income in relation to income derived from the first program for a period of 2 years, and for the second and third programs for a period of 4 years, and a 25% tax rate on its income for an additional period of up to 5 years for the first program, and 3 years for the second and third programs, commencing with the date on which taxable income is first earned but not later than certain dates. In the case of foreign investment of more than 25%, the tax benefits were extended to 10 years, and in the case of foreign investment ranging from 49% to 100%, the tax rate was reduced on a sliding scale to 10%. An additional benefit included accelerated depreciation of fixed assets used in the investment program. The benefits were subject to the fulfillment of the conditions of the letter of approval received from the Investment Center. The first, second and third programs’ benefit periods have expired. In 2005, an amendment to the Investment Law came into effect (the “2005-Amendment"), which significantly changed the provisions of the Investment Law. The “2005-Amendment” enabled companies to obtain the benefits on a self-assessment basis without applying for a Letter of Approval from the Investment Center. The 2005-Amendment also limited the scope of enterprises which may be eligible for a “Privileged Enterprise” status by setting criteria for the qualification of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise's income are derived from export. However, the Investment Law provided that terms and benefits included in any letter of approval previously granted remain subject to the provisions of the Investment Law as it were on the date of such letter of approval. Therefore, companies with Approved Enterprise programs were generally not subject to the provisions of the Amendment on those programs. As a result of the “2005-Amendment”, tax-exempt income generated under the provisions of the Privileged Enterprise, will subject the Company to taxes upon distribution or liquidation. In 2006, 2007 and 2008 the Company received approval as a Privileged Enterprise under the 2005-Amendment to its Fourth, Fifth and Sixth plans, respectively. The Company generated exempt income for all plans as a Privileged Enterprise starting in 2011 and throughout 2012. Following the Company’s election in 2013 to become a Preferred Enterprise under the 2011-Amendment, as described below, these plans no longer apply.
Operating Loss Carryforward Expiration Dates	in the United States expire from 2015 through 2029
Dividends, Cash, Total		6,700,000
Deferred Income Tax Expense (Benefit)	(831,000)	(2,310,000)	(540,000)
Tax Rate On Income Not Eligible For Approved Enterprise	26.50%	25.00%
Withholding Tax Rate On Dividends Distributed	15.00%
Effective Income Tax Rate Paid To Release Earnings For Dividend Distribution		6.00%
Amendment 2011 [Member]
Income Tax Benefit Expenses [Line Items]
Percentage Of Total Turnover As Minimum Export Requirement To Satisfy Incentive Law					25.00%
Israel Development Zone [Member] | Amendment 2011 [Member]
Income Tax Benefit Expenses [Line Items]
Income Tax Rate For Approved Enterprises in Developed Zones	9.00%	7.00%	10.00%		10.00%
Other Area In Israel [Member] | Amendment 2011 [Member]
Income Tax Benefit Expenses [Line Items]
Income Tax Rate For Approved Enterprises In Other Areas	16.00%	12.50%	15.00%
Xora purchase [Member]
Income Tax Benefit Expenses [Line Items]
Deferred Income Tax Expense (Benefit)	349,000
Federal Tax [Member]
Income Tax Benefit Expenses [Line Items]
Operating Loss Carryforwards	95,000,000
Federal Tax [Member] | ISRAEL
Income Tax Benefit Expenses [Line Items]
Operating Loss Carryforwards	4,900,000
State and Local Jurisdiction [Member]
Income Tax Benefit Expenses [Line Items]
Operating Loss Carryforwards	1,000,000
State and Local Jurisdiction [Member] | BRAZIL
Income Tax Benefit Expenses [Line Items]
Operating Loss Carryforwards	1,500,000
Uncertain Tax Positions One [Member]
Income Tax Benefit Expenses [Line Items]
Liability for Uncertain Tax Positions, Current	103	383	367	367
Uncertain Tax Positions Two [Member]
Income Tax Benefit Expenses [Line Items]
Liability for Uncertain Tax Positions, Current	103	256	555	555
Uncertain Tax Positions Three [Member]
Income Tax Benefit Expenses [Line Items]
Liability for Uncertain Tax Positions, Current	162	117	178	178
Uncertain Tax Positions Four [Member]
Income Tax Benefit Expenses [Line Items]
Liability for Uncertain Tax Positions, Current			$ 19	$ 19